Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2023:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$95,374	$95,374	$95,374	$—	$—	$—
Short-term debt (note 14)	15,156	15,156	15,156	—	—	—
Term loan facilities (note 15(a))	42,879	47,689	15,873	25,538	5,212	1,066
Other bank financing (note 15(b))	531	538	139	133	133	133
Capital lease obligations (note 15(c))	1,655	1,670	596	598	182	294
Operating lease commitments (note 13)	22,607	25,915	3,307	5,422	4,753	12,433
	$178,202	$186,342	$130,445	$31,691	$10,280	$13,926